Borrowings (Details) - Schedule of Movement of Convertible Notes - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Convertible Notes [Abstract]
Opening convertible note balance	$ 839,115
Convertible notes issued – received in cash	855,834	755,935
Convertible notes issued – accrued (owing)	(73,954)	73,954
Interest accrued	124,902	9,226
Closing convertible note balance	$ 1,745,897	$ 839,115